Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 1,805	$ 1,622
Agreements with customers	111	115
Others	2	7
Total	$ 1,918	$ 1,744